Gains and losses on disposal and main changes in scope of consolidation - Disposals - Tabular information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncurrent assets or disposal groups classified as held for sale [line items]
Consolidated net income of discontinued operations	€ 29	€ 2,253	€ 448
Discontinued operations [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Other comprehensive income reclassified in profit or loss		(798)
EE [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Net disposal value		7,138
Net book value		(5,725)
Other comprehensive income reclassified in profit or loss		840
Consolidated net income of discontinued operations		2,253
Indemnity received from BT		29
Total Consolidated net income after tax of discontinued operations		€ 2,282